Assumptions Used For Derivative Liability (Detail) - $ / shares			1 Months Ended				12 Months Ended
	Mar. 15, 2015	Dec. 01, 2014	Jun. 30, 2015	Jun. 22, 2015	Sep. 30, 2014	Feb. 04, 2014	Sep. 30, 2014	Sep. 30, 2013
Closing price per share of Common Stock			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Derivative liabilities Assumptions
Closing price per share of Common Stock					0.18	$ 0.30	$ 0.18
Dividend yield						0.00%	0.00%
Derivative liabilities Assumptions | Private Placement Financing
Closing price per share of Common Stock	$ 0.21	$ 0.25	0.26	$ 0.23	$ 0.18		$ 0.18
Exercise price per share			$ 0.20	$ 0.20
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum | Derivative liabilities Assumptions
Exercise price per share					$ 0.40	$ 0.40	$ 0.40
Expected volatility						125.00%	90.00%
Risk-free interest rate						1.46%	1.55%
Remaining expected term of underlying securities (years)						5 years	4 years 3 months 29 days
Maximum | Derivative liabilities Assumptions | Private Placement Financing
Exercise price per share	$ 0.30	$ 0.30			$ 0.40		$ 0.40
Expected volatility	110.00%	90.00%	85.00%	85.00%	90.00%
Risk-free interest rate	1.41%	1.39%	1.63%	1.68%	1.55%
Remaining expected term of underlying securities (years)	4 years 3 months 18 days	4 years 7 months 6 days	4 years 4 days	4 years 11 days	4 years 3 months 29 days
Minimum | Derivative liabilities Assumptions
Exercise price per share					$ 0.30	$ 0.30	$ 0.30
Expected volatility						100.00%	85.00%
Risk-free interest rate						0.12%	0.02%
Remaining expected term of underlying securities (years)						1 year	3 months 29 days
Minimum | Derivative liabilities Assumptions | Private Placement Financing
Exercise price per share	$ 0.20	$ 0.20			$ 0.30		$ 0.30
Expected volatility	80.00%	80.00%	75.00%	55.00%	85.00%
Risk-free interest rate	0.03%	0.01%	0.28%	0.27%	0.02%
Remaining expected term of underlying securities (years)	2 months 19 days	3 months 29 days	1 year 4 days	1 year 11 days	3 months 29 days